UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 91,844	$ 13,712	¥ 90,552
Restricted cash	137	20	164,030
Derivative assets	3		5,989
Short-term investments	20,000	2,986	30,000
Accounts receivable, net of allowances of RMB37,690 and RMB26,590 (US$3,970) as of December 31, 2021 and June 30, 2022, respectively	35,138	5,246	43,860
Prepayments and other current assets	34,238	5,112	46,670
Amounts due from related parties			35
Total current assets	181,360	27,076	381,136
Non-current assets:
Property and equipment, net	49,267	7,355	62,179
Intangible assets, net	26,809	4,002	5,398
Long-term investments	140,015	20,904	141,926
Goodwill	37,785	5,641
Other non-current assets	13,476	2,012	4,898
Total non-current assets	267,352	39,914	214,401
Total assets	448,712	66,990	595,537
Current liabilities:
Short-term loan			150,000
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to the Company of RMB17,529 and RMB18,214 (US$2,719) as of December 31, 2021 and June 30, 2022, respectively)	19,190	2,865	18,292
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB115,900 and RMB124,462 (US$18,582) as of December 31, 2021 and June 30, 2022, respectively)	129,720	19,367	119,991
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB64,527 and RMB64,642 (US$9,651) as of December 31, 2021 and June 30, 2022, respectively)	78,240	11,681	85,305
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB54 and RMB66 (US$10) as of December 31, 2021 and June 30, 2022, respectively)	66	10	54
Total current liabilities	227,216	33,923	373,642
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB560 and RMB511 (US$75) as of December 31, 2021 and June 30, 2022, respectively)	2,734	408	2,607
Deferred revenue (including non-current deferred revenue of the VIE without recourse to the Company of RMB569 and RMB5,677 (US$848) as of December 31, 2021 and June 30, 2022, respectively)	8,027	1,198	3,845
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of nil and RMB5,097 (US$761) as of December 31, 2021 and June 30, 2022, respectively)	5,097	761
Total non-current liabilities	15,858	2,367	6,452
Total liabilities	243,074	36,290	380,094
Commitments and contingencies
Redeemable noncontrolling interests	31,582	4,715	0
Shareholders' equity
Additional paid-in capital	1,029,970	153,770	1,021,961
Accumulated deficit	(872,242)	(130,222)	(819,018)
Accumulated other comprehensive income	16,279	2,430	12,451
Total shareholders' equity	174,056	25,985	215,443
Total liabilities, redeemable noncontrolling interests and shareholders' equity	448,712	66,990	595,537
Class A Common Shares
Shareholders' equity
Common shares	38	6	38
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 1	¥ 11